Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Taxes on income [Abstract]
Schedule of theoretical tax
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Loss before taxation	(10,273)	(16,955)	(7,228)
Theoretical tax credit at applicable statutory rate: 23%	(2,363)	(3,900)	(1,662)
Non-allowable expenses	(1,804)	(2,070)	4,733
Temporary differences and tax losses for which no Deferred Tax Asset is recognized	(559)	(1,830)	(3,071)
Income tax benefit	-	-	-